Discounted Future Net Cash Flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Extractive Industries [Abstract]
Future cash inflows		$ 21,505,195		$ 12,614,999		$ 11,432,968
Future production costs		(5,841,650)		(4,306,398)		(3,513,843)
Future development costs		(2,665,833)		(2,038,803)		(1,681,721)
Future income tax expense	[1]	(1,789,031)
Future net cash flows for estimated timing of cash flows		11,208,681		6,269,798		6,237,404
10% annual discount for estimated timing of cash flows		(6,486,539)		(3,192,733)		(3,326,893)
Standardized measure of discounted future net cash flows		$ 4,722,142	[2]	$ 3,077,065	[2]	$ 2,910,511	[2]	$ 2,885,485

[1]	Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.
[2]	Includes $2,756,848, $1,529,216 and $1,113,453 attributable to both noncontrolling interests and previous owners for the years ended December 31, 2014, 2013 and 2012, respectively.